Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Raw materials and supplies	$ 44	$ 24
Work in progress		316
Finished goods	278	584
Provision for impairment	(79)	(24)
Inventory non current	$ 243	$ 900